OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Accounts Receivable And Prepaid Expenses [Line Items]
Prepaid expenses		$ 423,336	$ 330,092
Government authorities		51,482	71,430
Prepaid Expense and Other Assets, Current	$ 615,000	$ 474,818	$ 401,522